Subsequent Events (Details) (USD $) In Thousands, except Per Share data	1 Months Ended	6 Months Ended
	Feb. 15, 2011	Jun. 30, 2011	Mar. 21, 2011	Feb. 15, 2011 Common Class A [Member]	Jun. 30, 2010 Common Class A [Member]
Notes To Financial Statements [Abstract]
Dividend declaration date	Feb. 15, 2011
Dividend payable (in dollars per share)	$ 0.125
Dividend payable date			Mar. 21, 2011
Dividend date of record	Feb. 28, 2011
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase common stock				$ 500,000	$ 500,000
Credit Facility Debt [Abstract]
Satisfaction and discharge of debt with AMC Networks debt		$ 1,250,000